ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value
Communications - 8.8%
Cable & Satellite - 1.4%
Altice USA, Inc. - Class A (a)	2,800	$ 32,368
Comcast Corporation - Class A	600	28,056
		60,424
Entertainment Content - 2.8%
Paramount Global - Class B	3,900	119,379

Publishing & Broadcasting - 4.6%
iHeartMedia, Inc. - Class A (a)	9,000	193,050

Consumer Discretionary - 15.6%
Automotive - 14.9%
Veoneer, Inc. (a)	17,900	634,555

Leisure Facilities & Services - 0.7%
Starbucks Corporation	300	27,537

Consumer Staples - 7.5%
Beverages - 1.2%
Diageo plc - ADR	250	49,923

Household Products - 3.2%
Spectrum Brands Holdings, Inc.	1,500	139,170

Retail - Consumer Staples - 3.1%
Big Lots, Inc.	3,800	132,088

Financials - 21.0%
Banking - 2.8%
Citigroup, Inc.	2,000	118,460

Broker-Dealers - 7.2%
Charles Schwab Corporation (The)	2,500	211,150
XP, Inc. - Class A (a)	2,895	93,624
		304,774

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)	Shares	Value
Financials - 21.0% (Continued)
Insurance - 11.0%
Aflac, Inc.	2,700	$ 164,943
Equitable Holdings, Inc.	4,700	153,502
Jackson Financial, Inc. - Class A	3,700	151,293
		469,738
Health Care - 16.0%
Biotech & Pharma - 12.6%
Bayer AG - ADR	7,800	112,866
Bristol-Myers Squibb Company	1,500	103,005
Pfizer, Inc.	4,400	206,536
Viatris, Inc.	10,335	113,788
		536,195
Health Care Facilities & Services - 3.4%
Cigna Corporation	600	142,668

Industrials - 2.2%
Industrial Support Services - 2.2%
Grainger (W.W.), Inc.	200	95,412

Materials - 6.7%
Chemicals - 4.4%
Valvoline, Inc.	5,800	187,514

Containers & Packaging - 2.3%
0-I Glass, Inc. (a)	7,600	97,128

Technology - 7.3%
Technology & Electric - 2.6%
Corning, Inc.	2,700	109,080

Technology Hardware - 2.4%
Diebold Nixdorf, Inc. (a)	12,000	104,400

Technology Services - 2.3%
MultiPlan Corporation (a)	26,000	97,760

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.7% (Continued)			Shares	Value
Utilities - 2.6%
Electric Utilities - 2.6%
PG&E Corporation (a)			9,600	$ 109,152

Total Common Stocks (Cost $2,924,211)				$ 3,728,407

PREFERRED STOCKS - 1.9%			Shares	Value
Financials - 1.9%
Banking - 1.9%
Itau Unibanco Holding S.A. - ADR (Cost $80,145)			16,800	$ 81,144

PURCHASED OPTION CONTRACTS - 2.9%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 2.9%
Altice USA, Inc. - Class A, 06/17/22	$ 18 .00	20	$ 23,120	$ 500
Altice USA, Inc. - Class A, 06/17/22	25 .00	10	11,560	75
Bristol-Myers Squibb Company, 06/17/22	57 .50	20	137,340	22,800
Bristol-Myers Squibb Company, 06/17/22	65 .00	15	103,005	7,875
Diebold Nixdorf, Inc., 05/20/22	10 .00	20	17,400	1,550
iHeartMedia, Inc. - Class A, 04/14/22	20 .00	40	85,800	9,200
iHeartMedia, Inc. - Class A, 04/14/22	22 .50	30	64,350	2,925
iHeartMedia, Inc. - Class A, 07/15/22	20 .00	20	42,900	8,300
iHeartMedia, Inc. - Class A, 01/20/23	20 .00	10	21,450	5,300
Itau Unibanco Holding S.A. - ADR, 01/20/23	5 .00	20	9,660	2,342
Itau Unibanco Holding S.A.- ADR, 01/20/23	4 .50	10	4,830	1,515
Jackson Financial, Inc. - Class A, 06/17/22	30 .00	10	40,890	11,300
MultiPlan Corporation, 01/20/23	5 .00	90	33,840	5,400
MultiPlan Corporation, 01/20/23	7 .50	10	3,760	330
Paramount Global - Class B, 06/17/22	37 .50	10	30,610	870
Paramount Global - Class B, 01/20/23	30 .00	10	30,610	5,180

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 2.9% (Continued)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 2.9% (Continued)
Pfizer, Inc., 01/20/23	$ 47 .00	20	$ 93,880	$ 9,550
Pfizer, Inc., 01/20/23	50 .00	30	140,820	10,725
PG&E Corporation, 01/20/23	10 .00	10	11,370	2,445
Viatris, Inc., 01/20/23	12 .50	10	11,010	1,070
Viatris, Inc., 01/20/23	15 .00	160	176,160	9,120
XP, Inc. - Class A, 05/20/22	30 .00	10	32,340	4,550
Total Purchased Option Contracts (Cost $139,808)			$ 1,126,705	$ 122,922

MONEY MARKET FUNDS - 7.4%			Shares	Value
Federated Hermes Treasury Obligations Fund Service Shares, 0.01%(b) (Cost $315,652)			315,652	$ 315,652

Investments at Value - 99.9% (Cost $3,459,816)				$ 4,248,125

Other Assets in Excess of Liabilities - 0.1%				2,878

Net Assets - 100.0%				$ 4,251,003

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.

The average monthly notional amount of purchased call option contracts for the nine months ended February 28, 2022 was $1,444,261.